Cover	5 Months Ended
Aug. 29, 2022
Cover [Abstract]
Entity Registrant Name	AMARC RESOURCES LTD.
Entity Central Index Key	0001175596
Document Type	6-K
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Document Period End Date	Aug. 29, 2022
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2022
Entity Ex Transition Period	false
Entity File Number	000-49869
Entity Address Address Line 1	14th Floor – 1040 W. Georgia Street
Entity Address City Or Town	Vancouver
Entity Address Postal Zip Code	V6E 4H
Entity Incorporation State Country Code	Z4
Auditor Name	Thomas Wilson